Cash flow information - Summary of Reconciliation from Loss before Income Tax to Cash Used In Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flow information
Loss before income tax	¥ (502,598)	$ (78,869)	¥ (3,069,043)	¥ (676,034)
Depreciation on property, plant and equipment	36,865		33,466	30,458
Depreciation on right-of-use assets	23,821		18,277	14,784
Amortization on intangible assets	2,399		1,452	1,344
Loss allowance for trade and other receivables and contract assets	37,032		14,843	2,733
Investment income from wealth management products	(4,925)		(4,182)	(723)
Dividends from equity security	(745)
Fair value (gain)/loss - net on financial assets at FVPL	10,133		1,878	(224)
Gain on settlement of derivative financial instruments	(8,709)		(1,550)
Loss on disposal of right-of-use assets	846
Gain on disposal of subsidiaries	(2,305)
Amounts due to related parties	(21)
Gain on disposal of property, plant and equipment				(1,505)
Amortization on deferred income of ADS depository	(4,373)		(2,405)
Finance costs/(income) - net	(14,061)		(22,270)	9,419
Share-based compensation expenses	54,144		29,951	35,884
Losses related to financial instruments with preferred rights			2,823,370	359,943
Others			(110)
Inventories	(10,632)		(7,075)	3,719
Contract assets	(7,277)		(50)	1,234
Other current assets	5,795		7,211	(6,687)
Trade receivables	(153,942)		(95,719)	(48,151)
Other receivables and prepayments	(44,386)		(22,894)	(33)
Amounts due from related parties	(383)		850	(634)
Trade payables	23,579		(9,073)	26,633
Contract liabilities	3,545		(9,772)	9,322
Other payables and accruals	32,054		11,948	41,561
Cash used in operations	¥ (524,144)	$ (82,250)	¥ (300,897)	¥ (196,957)